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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated November 14, 2016
to Prospectuses dated April 29, 2016

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.

We are issuing this Supplement to reflect changes to the AST Academic Strategies Asset Allocation Portfolio of Advanced Series Trust.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Academic Strategies Asset Allocation Portfolio – Subadviser Changes:

With respect to the AST Academic Strategies Asset Allocation Portfolio, the Board of Trustees of Advanced Series Trust has approved:

(i)	adding Morgan Stanley Investment Management Inc. as a subadviser;
(ii)	terminating the subadvisory agreement with J.P. Morgan Investment Management, Inc., and
(iii)	removing CNH Partners, LLC as a subadviser.

These changes are expected to become effective on or about January 23, 2017.

In the “Investment Options” section of the Prospectus, we revise the “Portfolio Adviser/Subadviser(s)” column of the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation
AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
Quantitative Management Associates LLC
Western Asset Management Company/Western Asset Management Company Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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